                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4310
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                   Morgan Stanley Convertible Securities Trust
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               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
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    (Address of principal executive offices)                          (Zip code)

                               Amy Doberman, Esq.

                                Managing Director

                     Morgan Stanley Investment Advisors Inc.

                           1221 Avenue of the Americas

                            New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
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Date of fiscal year end: 9/30
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Date of reporting period: 7/1/05 - 6/30/06
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04310
Reporting Period: 07/01/2005 - 06/30/2006
Morgan Stanley Convertible Securities Trust

================= MORGAN STANLEY CONVERTIBLE SECURITIES TRUST ==================

E*TRADE FINANCIAL CORP.

Ticker:       ET             Security ID:  269246104
Meeting Date: MAY 25, 2006   Meeting Type: Annual
Record Date:  APR 3, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Michael K. Parks           For       For        Management
1.2   Elect Director Lewis E. Randall           For       For        Management
1.3   Elect Director Stephen H. Willard         For       For        Management
2     Ratify Auditors                           For       For        Management

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HUNTSMAN CORP

Ticker:       HUN            Security ID:  447011206
Meeting Date: MAY 4, 2006    Meeting Type: Annual
Record Date:  MAR 16, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Peter R. Huntsman          For       For        Management
1.2   Elect Director Wayne A. Reaud             For       Withhold   Management
1.3   Elect Director Alvin V. Shoemaker         For       For        Management
2     Ratify Auditors                           For       For        Management

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WILLIAMS COMPANIES, INC., THE

Ticker:       WMB            Security ID:  969457100
Meeting Date: MAY 18, 2006   Meeting Type: Annual
Record Date:  MAR 27, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Irl F. Engelhardt          For       For        Management
1.2   Elect Director William R. Granberry       For       For        Management
1.3   Elect Director William E. Green           For       For        Management
1.4   Elect Director W.R. Howell                For       For        Management
1.5   Elect Director George A. Lorch            For       For        Management
2     Ratify Auditors                           For       For        Management
3     Require a Majority Vote for the Election  Against   Against    Shareholder
      of Directors

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Convertible Securities Trust
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By (Signature and Title):

                                     /s/ Ronald E. Robison

             President and Principal Executive Officer - Office of the Funds
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Date August 28, 2006
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